UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07820

AMERICAN CENTURY CAPITAL PORTFOLIOS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

JOHN PAK 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	10-31

Date of reporting period:	04-30-2022

ITEM 1. REPORTS TO STOCKHOLDERS.

(a) Provided under separate cover.

Semiannual Report

April 30, 2022

Global Real Estate Fund
Investor Class (ARYVX)
I Class (ARYNX)
Y Class (ARYYX)
A Class (ARYMX)
C Class (ARYTX)
R Class (ARYWX)
R5 Class (ARYGX)
R6 Class (ARYDX)
G Class (ACIWX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended April 30, 2022. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Escalating Inflation, Sharp Volatility Hampered Investment Returns

Investors faced increasingly challenging market conditions as the reporting period progressed. From soaring inflation and rising interest rates to mounting geopolitical unrest and slowing growth, most asset classes struggled amid intense volatility.

Inflation was already at multiyear highs when the reporting period began. This was largely due to massive fiscal and monetary support, escalating energy prices, supply chain breakdowns and labor market shortages. Russia’s invasion of Ukraine in February sent commodity prices even higher, exacerbating existing inflationary pressures and further damaging global supply chains.

By period-end, inflation stood at a 40-year high in the U.S., a 30-year high in the U.K. and a record high in the eurozone. Most emerging markets also grappled with rising inflation. At the same time, global growth slowed dramatically.

In response to surging inflation, the Federal Reserve in March implemented its first rate hike in more than three years and ended its asset purchase program. The Bank of England executed a series of rate hikes, while European Central Bank officials announced their asset purchase program would end in the third quarter.

The combination of accelerating inflation, tighter monetary policy, geopolitical unrest and slowing economic growth fueled widespread and sharp market volatility. Global stock and bond returns plunged for the six-month period. Perceived inflation-fighting assets, including real estate investment trusts, generally fared much better than other securities.

Staying Disciplined in Uncertain Times

We expect market volatility to linger as investors navigate this complex backdrop. In addition, Russia’s invasion of Ukraine has further complicated a tense geopolitical environment. We will continue to monitor the evolving situation and its implications for our clients and investment exposure.

We appreciate your confidence in us during these extraordinary times. Our firm has a long history of helping clients weather unpredictable markets, and we’re confident we will continue to meet today’s challenges.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

Fund Characteristics

APRIL 30, 2022
Types of Investments in Portfolio	% of net assets
Common Stocks	99.9%
Short-Term Investments	1.5%
Other Assets and Liabilities	(1.4)%

Top Five Countries	% of net assets
United States	72.7%
Australia	6.2%
Singapore	5.0%
Japan	4.7%
United Kingdom	4.7%

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2021 to April 30, 2022 (except as noted).

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25.00 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25.00 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/21	Ending Account Value 4/30/22	Expenses Paid During Period(1) 11/1/21 - 4/30/22	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$977.50	$5.49	1.12%
I Class	$1,000	$978.20	$4.51	0.92%
Y Class	$1,000	$979.10	$3.78	0.77%
A Class	$1,000	$976.20	$6.71	1.37%
C Class	$1,000	$972.30	$10.37	2.12%
R Class	$1,000	$974.30	$7.93	1.62%
R5 Class	$1,000	$978.20	$4.51	0.92%
R6 Class	$1,000	$979.20	$3.78	0.77%
G Class	$1,000	$1,026.10	$0.00(2)	0.00%(3)
Hypothetical
Investor Class	$1,000	$1,019.24	$5.61	1.12%
I Class	$1,000	$1,020.23	$4.61	0.92%
Y Class	$1,000	$1,020.98	$3.86	0.77%
A Class	$1,000	$1,018.00	$6.85	1.37%
C Class	$1,000	$1,014.28	$10.59	2.12%
R Class	$1,000	$1,016.76	$8.10	1.62%
R5 Class	$1,000	$1,020.23	$4.61	0.92%
R6 Class	$1,000	$1,020.98	$3.86	0.77%
G Class	$1,000	$1,024.80	$0.00	0.00%(3)
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
(2)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 61, the number of days in the period from March 1, 2022 (commencement of sale) through April 30, 2022, divided by 365, to reflect the period. Had the class been available for the full period, the expenses paid during the period would have been higher.
(3)Other expenses, which include directors' fees and expenses, did not exceed 0.005%.

Schedule of Investments

APRIL 30, 2022 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.9%
Australia — 6.2%
Dexus	1,049,847	$8,208,301
Goodman Group	1,135,125	18,892,894
Scentre Group	4,974,699	10,364,838
Stockland, REIT	1,150,815	3,330,950
		40,796,983
Belgium — 0.6%
VGP NV	14,640	3,807,815
Canada — 3.3%
Allied Properties Real Estate Investment Trust	147,196	4,781,449
Chartwell Retirement Residences	784,562	7,450,789
Dream Industrial Real Estate Investment Trust	263,430	3,067,694
Tricon Residential, Inc.	99,265	1,438,350
Tricon Residential, Inc. (Toronto)	365,742	5,292,604
		22,030,886
France — 0.5%
Klepierre SA	148,930	3,564,737
Hong Kong — 0.7%
Link REIT	566,700	4,895,031
India — 0.5%
Embassy Office Parks REIT	678,681	3,406,899
Japan — 4.7%
Comforia Residential REIT, Inc.	2,583	6,436,378
Hulic Co. Ltd.	451,100	3,808,815
Invincible Investment Corp.	20,231	6,596,860
Mitsubishi Estate Logistics REIT Investment Corp.	752	2,697,967
SOSiLA Logistics REIT, Inc.	3,040	3,695,253
Tokyu Fudosan Holdings Corp.	1,520,500	7,912,179
		31,147,452
Netherlands — 0.4%
CTP NV	189,667	2,685,467
Singapore — 5.0%
CapitaLand Integrated Commercial Trust	4,606,600	7,718,779
Capitaland Investment Ltd.(1)	4,328,700	13,125,481
City Developments Ltd.	1,499,600	9,194,219
Digital Core REIT Management Pte. Ltd.(1)(2)	3,198,258	3,170,999
		33,209,478
Spain — 0.6%
Cellnex Telecom SA	79,842	3,721,458
United Kingdom — 4.7%
Big Yellow Group PLC	241,024	4,355,778
Grainger PLC	2,699,255	10,040,607
Segro PLC	436,035	7,300,142
Shaftesbury PLC	617,679	4,625,511
Workspace Group PLC	541,755	4,533,690
		30,855,728

	Shares	Value
United States — 72.7%
American Homes 4 Rent, Class A	266,195	$10,543,984
AvalonBay Communities, Inc.	139,369	31,703,660
Brixmor Property Group, Inc.	280,421	7,117,085
Camden Property Trust	120,049	18,834,488
Digital Realty Trust, Inc.	142,233	20,783,086
Equinix, Inc.	27,132	19,510,079
Equity Lifestyle Properties, Inc.	181,193	14,002,595
Essential Properties Realty Trust, Inc.	307,638	7,383,312
Essex Property Trust, Inc.	63,994	21,071,304
Host Hotels & Resorts, Inc.	745,972	15,180,530
IHS Holding Ltd.(1)	339,863	3,568,562
Innovative Industrial Properties, Inc.	34,412	4,975,631
Invitation Homes, Inc.	514,722	20,496,230
Iron Mountain, Inc.	145,557	7,820,778
Kilroy Realty Corp.	185,019	12,951,330
Kimco Realty Corp.	813,727	20,611,705
Kite Realty Group Trust	843,924	18,819,505
Life Storage, Inc.	107,433	14,233,798
NETSTREIT Corp.	326,303	7,054,671
Prologis, Inc.	380,496	60,989,704
Public Storage	91,577	34,020,855
Rexford Industrial Realty, Inc.	271,158	21,161,170
Ryman Hospitality Properties, Inc.(1)	43,239	4,041,982
SBA Communications Corp.	25,591	8,882,892
Spirit Realty Capital, Inc.	120,913	5,253,670
UDR, Inc.	385,055	20,488,777
Ventas, Inc.	218,646	12,145,785
VICI Properties, Inc.	525,706	15,671,299
Welltower, Inc.	244,100	22,166,721
		481,485,188
TOTAL COMMON STOCKS (Cost $568,491,239)		661,607,122
SHORT-TERM INVESTMENTS — 1.5%
Money Market Funds†
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $187,080)	187,080	187,080
Repurchase Agreements — 1.5%
BMO Capital Markets Corp.,(collateralized by various U.S. Treasury obligations, 3.00% - 3.625%, 8/15/43 - 8/15/48, valued at $904,727), in a joint trading account at 0.25%, dated 4/29/22, due 5/2/22 (Delivery value $889,124)		889,105
Fixed Income Clearing Corp.,(collateralized by various U.S. Treasury obligations, 3.375%, 11/15/48, valued at $9,068,823), at 0.24%, dated 4/29/22, due 5/2/22 (Delivery value $8,891,178)		8,891,000
		9,780,105
TOTAL SHORT-TERM INVESTMENTS (Cost $9,967,185)		9,967,185
TOTAL INVESTMENT SECURITIES — 101.4% (Cost $578,458,424)		671,574,307
OTHER ASSETS AND LIABILITIES — (1.4)%		(9,034,391)
TOTAL NET ASSETS — 100.0%		$662,539,916

SECTOR ALLOCATION
(as a % of net assets)
Residential	24.2%
Industrial	19.6%
Retail	14.6%
Self Storage	8.0%
Data Centers	6.5%
Diversified	5.7%
Health Care	5.2%
Office	5.1%
Lodging/Resorts	3.9%
Specialty	3.6%
Infrastructure REITs	1.3%
Health Care Facilities	1.1%
Integrated Telecommunication Services	1.1%
Short-Term Investments	1.5%
Other Assets and Liabilities	(1.4)%

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $358,309. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers. At the period end, the aggregate value of the collateral held by the fund was $378,906, all of which was securities collateral.

See Notes to Financial Statements.

Statement of Assets and Liabilities

APRIL 30, 2022 (UNAUDITED)
Assets
Investment securities, at value (cost of $578,458,424) — including $358,309 of securities on loan	$671,574,307
Receivable for investments sold	3,851,323
Receivable for capital shares sold	252,711
Dividends and interest receivable	440,880
Securities lending receivable	11,672
Other assets	517
676,131,410

Liabilities
Payable for investments purchased	8,205,876
Payable for capital shares redeemed	5,244,156
Accrued management fees	135,601
Distribution and service fees payable	1,884
Accrued other expenses	3,977
13,591,494

Net Assets	$662,539,916

Net Assets Consist of:
Capital (par value and paid-in surplus)	$571,402,039
Distributable earnings	91,137,877
$662,539,916

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$95,663,034	6,895,092	$13.87
I Class, $0.01 Par Value	$75,445,561	5,439,012	$13.87
Y Class, $0.01 Par Value	$19,099,770	1,376,206	$13.88
A Class, $0.01 Par Value	$3,118,973	224,787	$13.88*
C Class, $0.01 Par Value	$714,476	51,525	$13.87
R Class, $0.01 Par Value	$1,462,826	105,304	$13.89
R5 Class, $0.01 Par Value	$8,158	588	$13.87
R6 Class, $0.01 Par Value	$10,070,629	726,422	$13.86
G Class, $0.01 Par Value	$456,956,489	32,916,722	$13.88
*Maximum offering price $14.73 (net asset value divided by 0.9425).

See Notes to Financial Statements.

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2022 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $46,566)	$1,421,151
Securities lending, net	6,164
Interest	844
1,428,159

Expenses:
Management fees	793,498
Distribution and service fees:
A Class	3,712
C Class	3,495
R Class	3,233
Directors' fees and expenses	1,607
Other expenses	12,767
818,312
Fees waived(1)	(67,605)
750,707

Net investment income (loss)	677,452

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions (net of foreign tax expenses paid (refunded) of $(28))	8,301,806
Foreign currency translation transactions	(29,206)
8,272,600

Change in net unrealized appreciation (depreciation) on:
Investments	(35,061,950)
Translation of assets and liabilities in foreign currencies	8,593
(35,053,357)

Net realized and unrealized gain (loss)	(26,780,757)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(26,103,305)
(1)Amount consists of $2,314, $3,369, $1,398, $148, $35, $65, $459 and $59,817 for Investor Class, I Class, Y Class, A Class, C Class, R Class, R6 Class and G Class, respectively. The waiver amount for R5 Class was less than $0.50.

See Notes to Financial Statements.

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2022 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2021
Increase (Decrease) in Net Assets	April 30, 2022	October 31, 2021
Operations
Net investment income (loss)	$677,452	$2,488,921
Net realized gain (loss)	8,272,600	14,871,918
Change in net unrealized appreciation (depreciation)	(35,053,357)	20,084,337
Net increase (decrease) in net assets resulting from operations	(26,103,305)	37,445,176

Distributions to Shareholders
From earnings:
Investor Class	(5,589,694)	(217,713)
I Class	(8,762,423)	(320,207)
Y Class	(4,899,587)	(655,293)
A Class	(376,536)	(11,575)
C Class	(87,408)	—
R Class	(160,703)	(2,556)
R5 Class	(1,107)	(79)
R6 Class	(1,199,631)	(40,819)
G Class	(139)	—
Decrease in net assets from distributions	(21,077,228)	(1,248,242)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	566,133,601	15,302,757

Net increase (decrease) in net assets	518,953,068	51,499,691

Net Assets
Beginning of period	143,586,848	92,087,157
End of period	$662,539,916	$143,586,848

See Notes to Financial Statements.

Notes to Financial Statements

APRIL 30, 2022 (UNAUDITED)

1. Organization

American Century Capital Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Global Real Estate Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek high total investment return through a combination of capital appreciation and current income.
The fund offers the Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class, R6 Class and G Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. Sale of the G Class commenced on March 1, 2022.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.
Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.
Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.
If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.
Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes. Certain countries impose taxes on realized gains on the sale of securities registered in their country. The fund records the foreign tax expense, if any, on an accrual basis. The foreign tax expense on realized gains and unrealized appreciation reduces the net realized gain (loss) on investment transactions and net unrealized appreciation (depreciation) on investments, respectively.
Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.
Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.
Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.
Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.
Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.
Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.
Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).
Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.
Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 42% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. During the period ended April 30, 2022, the investment advisor agreed to waive 0.01% of the fund's management fee for Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class and R6 Class. The investment advisor expects this waiver to continue until February 28, 2023 and cannot terminate it prior to such date without the approval of the Board of Directors. The investment advisor agreed to waive the G Class's management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Directors.

The annual management fee and the effective annual management fee after waiver for each class for the period ended April 30, 2022 are as follows:

	Annual Management Fee	Effective Annual Management Fee After Waiver
Investor Class	1.11%	1.10%
I Class	0.91%	0.90%
Y Class	0.76%	0.75%
A Class	1.11%	1.10%
C Class	1.11%	1.10%
R Class	1.11%	1.10%
R5 Class	0.91%	0.90%
R6 Class	0.76%	0.75%
G Class	0.76%	0.00%

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended April 30, 2022 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $364,150 and $436,606, respectively. The effect of interfund transactions on the Statement of Operations was $6,549 in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended April 30, 2022 were $160,216,195 and $137,410,319, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended April 30, 2022(1)		Year ended October 31, 2021
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	140,000,000		75,000,000
Sold	1,251,740	$19,094,671	1,543,859	$22,692,727
Issued in connection with reorganization (Note 9)	3,555,146	51,514,158	—	—
Issued in reinvestment of distributions	367,648	5,511,559	16,803	214,914
Redeemed	(668,476)	(10,041,411)	(852,435)	(12,702,172)
	4,506,058	66,078,977	708,227	10,205,469
I Class/Shares Authorized	30,000,000		75,000,000
Sold	2,493,938	38,536,261	1,098,153	16,683,586
Issued in reinvestment of distributions	585,436	8,762,423	25,055	320,207
Redeemed	(572,827)	(8,664,427)	(271,687)	(3,870,097)
	2,506,547	38,634,257	851,521	13,133,696
Y Class/Shares Authorized	35,000,000		40,000,000
Sold	121,315	1,911,135	1,217,602	16,687,901
Issued in reinvestment of distributions	322,180	4,880,408	51,179	653,553
Redeemed	(1,987,209)	(30,542,145)	(1,918,819)	(27,241,595)
	(1,543,714)	(23,750,602)	(650,038)	(9,900,141)
A Class/Shares Authorized	20,000,000		25,000,000
Sold	57,701	890,576	76,260	1,169,861
Issued in reinvestment of distributions	22,459	336,739	732	9,368
Redeemed	(26,798)	(418,818)	(30,417)	(430,672)
	53,362	808,497	46,575	748,557
C Class/Shares Authorized	20,000,000		25,000,000
Sold	16,552	251,158	16,785	254,267
Issued in reinvestment of distributions	5,612	84,209	—	—
Redeemed	(14,061)	(214,760)	(65,769)	(983,705)
	8,103	120,607	(48,984)	(729,438)
R Class/Shares Authorized	20,000,000		25,000,000
Sold	39,695	602,290	48,502	709,490
Issued in reinvestment of distributions	10,631	159,544	192	2,462
Redeemed	(15,362)	(233,980)	(15,600)	(229,498)
	34,964	527,854	33,094	482,454
R5 Class/Shares Authorized	20,000,000		25,000,000
Issued in reinvestment of distributions	73	1,107	6	79
R6 Class/Shares Authorized	20,000,000		25,000,000
Sold	370,999	5,806,650	168,630	2,490,064
Issued in reinvestment of distributions	80,177	1,199,631	3,199	40,819
Redeemed	(53,969)	(819,766)	(81,308)	(1,168,802)
	397,207	6,186,515	90,521	1,362,081
G Class/Shares Authorized	330,000,000		N/A
Sold	1,433	20,681
Issued in connection with reorganization (Note 9)	33,359,119	483,726,079
Issued in reinvestment of distributions	9	139
Redeemed	(443,839)	(6,220,510)
	32,916,722	477,526,389
Net increase (decrease)	38,879,322	$566,133,601	1,030,922	$15,302,757
(1)March 1, 2022 (commencement of sale) through April 30, 2022 for the G Class.

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Australia	—	$40,796,983	—
Belgium	—	3,807,815	—
Canada	$1,438,350	20,592,536	—
France	—	3,564,737	—
Hong Kong	—	4,895,031	—
India	—	3,406,899	—
Japan	—	31,147,452	—
Netherlands	—	2,685,467	—
Singapore	—	33,209,478	—
Spain	—	3,721,458	—
United Kingdom	—	30,855,728	—
Other Countries	481,485,188	—	—
Short-Term Investments	187,080	9,780,105	—
	$483,110,618	$188,463,689	—

7. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.
The fund concentrates its investments in a narrow segment of the total market. Because of this, the fund is subject to certain additional risks as compared to investing in a more diversified portfolio of investments. The fund may be subject to certain risks similar to those associated with direct investment in real estate including but not limited to: local or regional economic conditions, changes in zoning laws, changes in property values, property tax increases, overbuilding, increased competition, environmental contamination, natural disasters, and interest rate risk.

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing in emerging markets or a significant portion of assets in one country or region may accentuate these risks.
The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.
8. Federal Tax Information
The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.
As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$585,053,149
Gross tax appreciation of investments	$103,565,238
Gross tax depreciation of investments	(17,044,080)
Net tax appreciation (depreciation) of investments	$86,521,158

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

9. Reorganization

On December 2, 2021, the Board of Directors approved an agreement and plan of reorganization (the reorganization), whereby the net assets of NT Global Real Estate Fund, one fund in a series issued by the corporation, were transferred to Global Real Estate Fund in exchange for shares of Global Real Estate Fund. The purpose of the transaction was to combine two funds with substantially similar investment objectives and strategies. The financial statements and performance history of Global Real Estate Fund survived after the reorganization. The reorganization was effective at the close of the NYSE on April 22, 2022.

The reorganization was accomplished by a tax-free exchange of shares. On April 22, 2022, NT Global Real Estate Fund exchanged its shares for shares of Global Real Estate Fund as follows:

Original Fund/Class	Shares Exchanged	New Fund/Class	Shares Received
NT Global Real Estate Fund – Investor Class	4,636,730	Global Real Estate Fund – Investor Class	3,555,146
NT Global Real Estate Fund – G Class	43,381,814	Global Real Estate Fund – G Class	33,359,119

The net assets of NT Global Real Estate Fund and Global Real Estate Fund immediately before the reorganization were $535,240,237 and $162,593,507, respectively. NT Global Real Estate Fund's unrealized appreciation of $97,518,000 was combined with that of Global Real Estate Fund. Immediately after the reorganization, the combined net assets were $697,833,744.

Assuming the reorganization had been completed on November 1, 2021, the beginning of the annual reporting period, the pro forma results of operations for the period ended April 30, 2022 are as follows:

Net investment income (loss)	$4,632,637
Net realized and unrealized gain (loss)	(19,548,029)
Net increase (decrease) in net assets resulting from operations	$(14,915,392)

Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of NT Global Real Estate Fund that have been included in the fund’s Statement of Operations since April 22, 2022.

Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2022(3)	$16.20	0.05	(0.33)	(0.28)	(0.37)	(1.68)	(2.05)	$13.87	(2.25)%	1.12%(4)	1.13%(4)	0.57%(4)	0.56%(4)	61%	$95,663
2021	$11.76	0.28	4.29	4.57	(0.13)	—	(0.13)	$16.20	39.15%	1.11%	1.12%	1.89%	1.88%	150%	$38,701
2020	$13.93	0.14	(1.73)	(1.59)	(0.44)	(0.14)	(0.58)	$11.76	(11.78)%	1.11%	1.12%	1.23%	1.22%	147%	$19,760
2019	$11.25	0.20	2.90	3.10	(0.42)	—	(0.42)	$13.93	28.60%	1.12%	1.12%	1.58%	1.58%	118%	$35,303
2018	$11.80	0.20	(0.35)	(0.15)	(0.40)	—	(0.40)	$11.25	(1.39)%	1.11%	1.18%	1.67%	1.60%	169%	$44,274
2017	$11.45	0.25	0.58	0.83	(0.48)	—	(0.48)	$11.80	7.71%	1.13%	1.21%	2.22%	2.14%	201%	$68,825
I Class
2022(3)	$16.21	0.07	(0.33)	(0.26)	(0.40)	(1.68)	(2.08)	$13.87	(2.18)%	0.92%(4)	0.93%(4)	0.77%(4)	0.76%(4)	61%	$75,446
2021	$11.77	0.31	4.29	4.60	(0.16)	—	(0.16)	$16.21	39.39%	0.91%	0.92%	2.09%	2.08%	150%	$47,539
2020	$13.94	0.18	(1.74)	(1.56)	(0.47)	(0.14)	(0.61)	$11.77	(11.58)%	0.91%	0.92%	1.43%	1.42%	147%	$24,484
2019	$11.26	0.22	2.91	3.13	(0.45)	—	(0.45)	$13.94	28.84%	0.92%	0.92%	1.78%	1.78%	118%	$20,173
2018	$11.81	0.21	(0.33)	(0.12)	(0.43)	—	(0.43)	$11.26	(1.18)%	0.91%	0.98%	1.87%	1.80%	169%	$14,216
2017	$11.47	0.25	0.59	0.84	(0.50)	—	(0.50)	$11.81	7.83%	0.93%	1.01%	2.42%	2.34%	201%	$6,782

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Y Class
2022(3)	$16.23	0.09	(0.34)	(0.25)	(0.42)	(1.68)	(2.10)	$13.88	(2.09)%	0.77%(4)	0.78%(4)	0.92%(4)	0.91%(4)	61%	$19,100
2021	$11.78	0.31	4.31	4.62	(0.17)	—	(0.17)	$16.23	39.66%	0.76%	0.77%	2.24%	2.23%	150%	$47,389
2020	$13.95	0.20	(1.74)	(1.54)	(0.49)	(0.14)	(0.63)	$11.78	(11.44)%	0.76%	0.77%	1.58%	1.57%	147%	$42,044
2019	$11.27	0.24	2.90	3.14	(0.46)	—	(0.46)	$13.95	29.01%	0.77%	0.77%	1.93%	1.93%	118%	$16,810
2018	$11.81	0.21	(0.32)	(0.11)	(0.43)	—	(0.43)	$11.27	(1.04)%	0.76%	0.83%	2.02%	1.95%	169%	$4,346
2017(5)	$11.09	0.13	0.59	0.72	—	—	—	$11.81	6.49%	0.78%(4)	0.86%(4)	1.99%(4)	1.91%(4)	201%(6)	$5
A Class
2022(3)	$16.18	0.03	(0.32)	(0.29)	(0.33)	(1.68)	(2.01)	$13.88	(2.38)%	1.37%(4)	1.38%(4)	0.32%(4)	0.31%(4)	61%	$3,119
2021	$11.74	0.25	4.29	4.54	(0.10)	—	(0.10)	$16.18	38.86%	1.36%	1.37%	1.64%	1.63%	150%	$2,773
2020	$13.91	0.12	(1.75)	(1.63)	(0.40)	(0.14)	(0.54)	$11.74	(12.03)%	1.36%	1.37%	0.98%	0.97%	147%	$1,466
2019	$11.24	0.17	2.90	3.07	(0.40)	—	(0.40)	$13.91	28.21%	1.37%	1.37%	1.33%	1.33%	118%	$1,771
2018	$11.79	0.17	(0.35)	(0.18)	(0.37)	—	(0.37)	$11.24	(1.64)%	1.36%	1.43%	1.42%	1.35%	169%	$2,002
2017	$11.44	0.24	0.56	0.80	(0.45)	—	(0.45)	$11.79	7.44%	1.38%	1.46%	1.97%	1.89%	201%	$2,882

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2022(3)	$16.11	(0.02)	(0.34)	(0.36)	(0.20)	(1.68)	(1.88)	$13.87	(2.77)%	2.12%(4)	2.13%(4)	(0.43)%(4)	(0.44)%(4)	61%	$714
2021	$11.69	0.08	4.34	4.42	—	—	—	$16.11	37.81%	2.11%	2.12%	0.89%	0.88%	150%	$699
2020	$13.84	0.02	(1.73)	(1.71)	(0.30)	(0.14)	(0.44)	$11.69	(12.63)%	2.11%	2.12%	0.23%	0.22%	147%	$1,080
2019	$11.18	0.07	2.90	2.97	(0.31)	—	(0.31)	$13.84	27.28%	2.12%	2.12%	0.58%	0.58%	118%	$2,206
2018	$11.73	0.08	(0.35)	(0.27)	(0.28)	—	(0.28)	$11.18	(2.42)%	2.11%	2.18%	0.67%	0.60%	169%	$2,360
2017	$11.38	0.14	0.58	0.72	(0.37)	—	(0.37)	$11.73	6.65%	2.13%	2.21%	1.22%	1.14%	201%	$3,606
R Class
2022(3)	$16.17	0.01	(0.33)	(0.32)	(0.28)	(1.68)	(1.96)	$13.89	(2.57)%	1.62%(4)	1.63%(4)	0.07%(4)	0.06%(4)	61%	$1,463
2021	$11.74	0.22	4.27	4.49	(0.06)	—	(0.06)	$16.17	38.51%	1.61%	1.62%	1.39%	1.38%	150%	$1,138
2020	$13.90	0.09	(1.74)	(1.65)	(0.37)	(0.14)	(0.51)	$11.74	(12.19)%	1.61%	1.62%	0.73%	0.72%	147%	$437
2019	$11.23	0.13	2.91	3.04	(0.37)	—	(0.37)	$13.90	27.90%	1.62%	1.62%	1.08%	1.08%	118%	$341
2018	$11.78	0.14	(0.35)	(0.21)	(0.34)	—	(0.34)	$11.23	(1.90)%	1.61%	1.68%	1.17%	1.10%	169%	$150
2017	$11.43	0.18	0.60	0.78	(0.43)	—	(0.43)	$11.78	7.17%	1.63%	1.71%	1.72%	1.64%	201%	$122

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R5 Class
2022(3)	$16.21	0.07	(0.33)	(0.26)	(0.40)	(1.68)	(2.08)	$13.87	(2.18)%	0.92%(4)	0.93%(4)	0.77%(4)	0.76%(4)	61%	$8
2021	$11.77	0.29	4.31	4.60	(0.16)	—	(0.16)	$16.21	39.39%	0.91%	0.92%	2.09%	2.08%	150%	$8
2020	$13.94	0.17	(1.73)	(1.56)	(0.47)	(0.14)	(0.61)	$11.77	(11.59)%	0.91%	0.92%	1.43%	1.42%	147%	$6
2019	$11.27	0.22	2.90	3.12	(0.45)	—	(0.45)	$13.94	28.73%	0.92%	0.92%	1.78%	1.78%	118%	$7
2018	$11.81	0.22	(0.34)	(0.12)	(0.42)	—	(0.42)	$11.27	(1.15)%	0.91%	0.98%	1.87%	1.80%	169%	$5
2017(5)	$11.10	0.12	0.59	0.71	—	—	—	$11.81	6.40%	0.93%(4)	1.01%(4)	1.84%(4)	1.76%(4)	201%(6)	$5
R6 Class
2022(3)	$16.22	0.08	(0.34)	(0.26)	(0.42)	(1.68)	(2.10)	$13.86	(2.08)%	0.77%(4)	0.78%(4)	0.92%(4)	0.91%(4)	61%	$10,071
2021	$11.77	0.33	4.29	4.62	(0.17)	—	(0.17)	$16.22	39.69%	0.76%	0.77%	2.24%	2.23%	150%	$5,339
2020	$13.94	0.19	(1.73)	(1.54)	(0.49)	(0.14)	(0.63)	$11.77	(11.45)%	0.76%	0.77%	1.58%	1.57%	147%	$2,809
2019	$11.27	0.24	2.89	3.13	(0.46)	—	(0.46)	$13.94	28.92%	0.77%	0.77%	1.93%	1.93%	118%	$1,943
2018	$11.82	0.23	(0.33)	(0.10)	(0.45)	—	(0.45)	$11.27	(1.02)%	0.76%	0.83%	2.02%	1.95%	169%	$1,401
2017	$11.47	0.31	0.56	0.87	(0.52)	—	(0.52)	$11.82	8.09%	0.78%	0.86%	2.57%	2.49%	201%	$877
G Class
2022(7)	$14.27	—(8)	0.40	0.40	—	(0.79)	(0.79)	$13.88	2.61%	0.00%(4)	0.76%(4)	0.52%(4)	(0.24)%(4)	61%(9)	$456,956

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended April 30, 2022 (unaudited).
(4)Annualized.
(5)April 10, 2017 (commencement of sale) through October 31, 2017.
(6)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended October 31, 2017.
(7)March 1, 2022 (commencement of sale) through April 30, 2022 (unaudited).
(8)Per-share amount was less than $0.005.
(9)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the six months ended April 30, 2022.

See Notes to Financial Statements.

Liquidity Risk Management Program

The Fund has adopted a liquidity risk management program (the “program”). The Fund’s Board of Directors (the "Board") has designated American Century Investment Management, Inc. (“ACIM”) as the administrator of the program. Personnel of ACIM or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by the Program Administrator, including members of ACIM’s Investment Oversight Committee who are members of the ACIM’s Investment Management and Global Analytics departments.

Under the program, ACIM manages the Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of the Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. ACIM’s process of determining the degree of liquidity of certain Fund’s investments is supported by a third-party liquidity assessment vendor.

The Board reviewed a report prepared by ACIM regarding the operation and effectiveness of the program for the period January 1, 2021 through December 31, 2021. No significant liquidity events impacting the Fund were noted in the report. In addition, ACIM provided its assessment that the program had been effective in managing the Fund’s liquidity risk.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These portfolio holdings are available on the fund's website at americancentury.com and, upon request, by calling 1-800-345-2021. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov.

Notes

Notes

Notes

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Capital Portfolios, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2022 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92368 2206

Semiannual Report

April 30, 2022

Real Estate Fund
Investor Class (REACX)
I Class (REAIX)
Y Class (ARYEX)
A Class (AREEX)
C Class (ARYCX)
R Class (AREWX)
R5 Class (ARREX)
R6 Class (AREDX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended April 30, 2022. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Escalating Inflation, Sharp Volatility Hampered Investment Returns

Investors faced increasingly challenging market conditions as the reporting period progressed. From soaring inflation and rising interest rates to mounting geopolitical unrest and slowing growth, most asset classes struggled amid intense volatility.

Inflation was already at multiyear highs when the reporting period began. This was largely due to massive fiscal and monetary support, escalating energy prices, supply chain breakdowns and labor market shortages. Russia’s invasion of Ukraine in February sent commodity prices even higher, exacerbating existing inflationary pressures and further damaging global supply chains.

By period-end, inflation stood at a 40-year high in the U.S., a 30-year high in the U.K. and a record high in the eurozone. Most emerging markets also grappled with rising inflation. At the same time, global growth slowed dramatically.

In response to surging inflation, the Federal Reserve in March implemented its first rate hike in more than three years and ended its asset purchase program. The Bank of England executed a series of rate hikes, while European Central Bank officials announced their asset purchase program would end in the third quarter.

The combination of accelerating inflation, tighter monetary policy, geopolitical unrest and slowing economic growth fueled widespread and sharp market volatility. Global stock and bond returns plunged for the six-month period. Perceived inflation-fighting assets, including real estate investment trusts, generally fared much better than other securities.

Staying Disciplined in Uncertain Times

We expect market volatility to linger as investors navigate this complex backdrop. In addition, Russia’s invasion of Ukraine has further complicated a tense geopolitical environment. We will continue to monitor the evolving situation and its implications for our clients and investment exposure.

We appreciate your confidence in us during these extraordinary times. Our firm has a long history of helping clients weather unpredictable markets, and we’re confident we will continue to meet today’s challenges.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments
2

Fund Characteristics

APRIL 30, 2022
Types of Investments in Portfolio	% of net assets
Common Stocks	99.7%
Short-Term Investments	0.3%
Other Assets and Liabilities	—*
*Category is less than 0.05% of total net assets.

Top Five Sectors	% of net assets
Residential	22.7%
Infrastructure REITs	17.4%
Industrial	14.6%
Retail	11.5%
Self Storage	8.4%

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2021 to April 30, 2022.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25.00 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25.00 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
4

	Beginning Account Value 11/1/21	Ending Account Value 4/30/22	Expenses Paid During Period(1) 11/1/21 - 4/30/22	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,007.40	$5.72	1.15%
I Class	$1,000	$1,008.40	$4.73	0.95%
Y Class	$1,000	$1,009.40	$3.99	0.80%
A Class	$1,000	$1,006.40	$6.96	1.40%
C Class	$1,000	$1,002.30	$10.67	2.15%
R Class	$1,000	$1,004.90	$8.20	1.65%
R5 Class	$1,000	$1,008.40	$4.73	0.95%
R6 Class	$1,000	$1,009.10	$3.99	0.80%
Hypothetical
Investor Class	$1,000	$1,019.09	$5.76	1.15%
I Class	$1,000	$1,020.08	$4.76	0.95%
Y Class	$1,000	$1,020.83	$4.01	0.80%
A Class	$1,000	$1,017.85	$7.00	1.40%
C Class	$1,000	$1,014.13	$10.74	2.15%
R Class	$1,000	$1,016.61	$8.25	1.65%
R5 Class	$1,000	$1,020.08	$4.76	0.95%
R6 Class	$1,000	$1,020.83	$4.01	0.80%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
5

Schedule of Investments

APRIL 30, 2022 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.7%
Data Centers — 7.6%
Digital Realty Trust, Inc.	230,432	$33,670,724
Equinix, Inc.	47,028	33,816,894
Switch, Inc., Class A	217,971	6,508,614
		73,996,232
Health Care — 6.2%
Ventas, Inc.	352,311	19,570,876
Welltower, Inc.	453,375	41,170,984
		60,741,860
Industrial — 14.6%
Innovative Industrial Properties, Inc.	30,220	4,369,510
Prologis, Inc.	663,454	106,345,042
Rexford Industrial Realty, Inc.	411,404	32,105,968
		142,820,520
Infrastructure REITs — 17.4%
American Tower Corp.	217,324	52,379,430
Crown Castle International Corp.	360,453	66,759,500
SBA Communications Corp.	146,861	50,976,922
		170,115,852
Lodging/Resorts — 3.2%
Host Hotels & Resorts, Inc.	1,227,344	24,976,450
Ryman Hospitality Properties, Inc.(1)	64,074	5,989,638
		30,966,088
Office — 3.1%
Boston Properties, Inc.	103,049	12,118,562
Kilroy Realty Corp.	261,253	18,287,710
		30,406,272
Residential — 22.7%
American Homes 4 Rent, Class A	416,174	16,484,652
AvalonBay Communities, Inc.	212,695	48,383,859
Camden Property Trust	201,216	31,568,778
Equity Lifestyle Properties, Inc.	306,354	23,675,037
Essex Property Trust, Inc.	110,400	36,351,408
Invitation Homes, Inc.	805,010	32,055,498
UDR, Inc.	646,502	34,400,372
		222,919,604
Retail — 11.5%
Brixmor Property Group, Inc.	612,999	15,557,915
Essential Properties Realty Trust, Inc.	461,305	11,071,320
Kimco Realty Corp.	1,355,400	34,332,282
Kite Realty Group Trust	1,257,040	28,031,992
NETSTREIT Corp.	721,900	15,607,478
Spirit Realty Capital, Inc.	195,328	8,487,001
		113,087,988
Self Storage — 8.4%
Life Storage, Inc.	181,384	24,031,566
Public Storage	157,221	58,407,602
		82,439,168
6

	Shares	Value
Specialty — 4.2%
Iron Mountain, Inc.	256,651	$13,789,858
VICI Properties, Inc.	933,424	27,825,356
		41,615,214
Timber REITs — 0.8%
PotlatchDeltic Corp.	137,950	7,641,050
TOTAL COMMON STOCKS (Cost $785,357,014)		976,749,848
SHORT-TERM INVESTMENTS — 0.3%
Money Market Funds†
State Street Institutional U.S. Government Money Market Fund, Premier Class	47,068	47,068
Repurchase Agreements — 0.3%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 3.00% - 3.625%, 8/15/43 - 8/15/48, valued at $303,736), in a joint trading account at 0.25%, dated 4/29/22, due 5/2/22 (Delivery value $298,497)		298,491
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.375%, 11/15/48, valued at $3,044,757), at 0.24%, dated 4/29/22, due 5/2/22 (Delivery value $2,985,060)		2,985,000
		3,283,491
TOTAL SHORT-TERM INVESTMENTS (Cost $3,330,559)		3,330,559
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $788,687,573)		980,080,407
OTHER ASSETS AND LIABILITIES†		(61,673)
TOTAL NET ASSETS — 100.0%		$980,018,734

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Non-income producing.

See Notes to Financial Statements.
7

Statement of Assets and Liabilities

APRIL 30, 2022 (UNAUDITED)
Assets
Investment securities, at value (cost of $788,687,573)	$980,080,407
Receivable for capital shares sold	1,057,897
Dividends and interest receivable	245,719
981,384,023

Liabilities
Payable for capital shares redeemed	517,621
Accrued management fees	832,758
Distribution and service fees payable	14,910
1,365,289

Net Assets	$980,018,734

Net Assets Consist of:
Capital (par value and paid-in surplus)	$716,888,884
Distributable earnings	263,129,850
$980,018,734

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$402,329,899	12,907,604	$31.17
I Class, $0.01 Par Value	$172,484,036	5,514,092	$31.28
Y Class, $0.01 Par Value	$354,730	11,342	$31.28
A Class, $0.01 Par Value	$34,303,778	1,102,428	$31.12*
C Class, $0.01 Par Value	$2,388,306	79,397	$30.08
R Class, $0.01 Par Value	$12,897,073	418,416	$30.82
R5 Class, $0.01 Par Value	$949,596	30,358	$31.28
R6 Class, $0.01 Par Value	$354,311,316	11,330,533	$31.27
*Maximum offering price $33.02 (net asset value divided by 0.9425).

See Notes to Financial Statements.
8

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2022 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $7,032)	$9,691,400
Securities lending, net	5,382
Interest	1,992
9,698,774

Expenses:
Management fees	4,952,926
Distribution and service fees:
A Class	44,389
C Class	11,756
R Class	31,704
Directors' fees and expenses	10,702
Other expenses	2,074
5,053,551

Net investment income (loss)	4,645,223

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	94,062,653
Foreign currency translation transactions	5,191
94,067,844

Change in net unrealized appreciation (depreciation) on:
Investments	(88,758,875)
Translation of assets and liabilities in foreign currencies	41
(88,758,834)

Net realized and unrealized gain (loss)	5,309,010

Net Increase (Decrease) in Net Assets Resulting from Operations	$9,954,233

See Notes to Financial Statements.
9

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2022 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2021
Increase (Decrease) in Net Assets	April 30, 2022	October 31, 2021
Operations
Net investment income (loss)	$4,645,223	$11,071,917
Net realized gain (loss)	94,067,844	146,993,755
Change in net unrealized appreciation (depreciation)	(88,758,834)	159,121,297
Net increase (decrease) in net assets resulting from operations	9,954,233	317,186,969

Distributions to Shareholders
From earnings:
Investor Class	(44,155,373)	(6,109,264)
I Class	(19,589,512)	(3,148,079)
Y Class	(47,118)	(7,612)
A Class	(3,758,986)	(483,762)
C Class	(236,706)	(16,455)
R Class	(1,285,243)	(117,998)
R5 Class	(103,556)	(17,033)
R6 Class	(37,359,678)	(5,942,410)
Decrease in net assets from distributions	(106,536,172)	(15,842,613)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	54,687,283	(4,925,195)

Net increase (decrease) in net assets	(41,894,656)	296,419,161

Net Assets
Beginning of period	1,021,913,390	725,494,229
End of period	$980,018,734	$1,021,913,390

See Notes to Financial Statements.
10

Notes to Financial Statements

APRIL 30, 2022 (UNAUDITED)

1. Organization

American Century Capital Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Real Estate Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek high total investment return through a combination of capital appreciation and current income.

The fund offers the Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class and R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

11

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

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Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually. The fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund's assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that use very similar investment teams and strategies (strategy assets).

13

The management fee schedule range and the effective annual management fee for each class for the period ended April 30, 2022 are as follows:

	Management Fee Schedule Range	Effective Annual Management Fee
Investor Class	1.00% to 1.15%	1.15%
I Class	0.80% to 0.95%	0.95%
Y Class	0.65% to 0.80%	0.80%
A Class	1.00% to 1.15%	1.15%
C Class	1.00% to 1.15%	1.15%
R Class	1.00% to 1.15%	1.15%
R5 Class	0.80% to 0.95%	0.95%
R6 Class	0.65% to 0.80%	0.80%

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended April 30, 2022 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.
Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases were $1,230,102 and there were no interfund sales.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended April 30, 2022 were $643,102,270 and $684,438,160, respectively.

14

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended April 30, 2022		Year ended October 31, 2021
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	130,000,000		130,000,000
Sold	859,999	$28,357,844	1,526,607	$46,111,911
Issued in reinvestment of distributions	1,327,791	43,055,265	194,741	5,887,141
Redeemed	(1,403,156)	(45,054,744)	(2,654,831)	(78,862,855)
	784,634	26,358,365	(933,483)	(26,863,803)
I Class/Shares Authorized	60,000,000		60,000,000
Sold	602,709	19,131,196	1,337,706	40,525,795
Issued in reinvestment of distributions	463,998	15,093,608	80,578	2,431,830
Redeemed	(1,132,686)	(37,141,539)	(1,738,976)	(53,124,693)
	(65,979)	(2,916,735)	(320,692)	(10,167,068)
Y Class/Shares Authorized	20,000,000		40,000,000
Sold	1,719	56,793	—	—
Issued in reinvestment of distributions	745	24,216	128	3,878
Redeemed	(3,947)	(127,226)	—	—
	(1,483)	(46,217)	128	3,878
A Class/Shares Authorized	20,000,000		40,000,000
Sold	112,244	3,656,342	224,138	6,623,644
Issued in reinvestment of distributions	111,505	3,612,033	15,196	458,402
Redeemed	(169,575)	(5,456,610)	(512,602)	(15,056,884)
	54,174	1,811,765	(273,268)	(7,974,838)
C Class/Shares Authorized	20,000,000		25,000,000
Sold	12,987	394,159	14,420	423,578
Issued in reinvestment of distributions	7,489	234,894	568	16,355
Redeemed	(11,933)	(368,335)	(66,175)	(1,834,515)
	8,543	260,718	(51,187)	(1,394,582)
R Class/Shares Authorized	20,000,000		40,000,000
Sold	69,339	2,223,567	128,727	3,830,743
Issued in reinvestment of distributions	39,945	1,282,210	3,911	117,457
Redeemed	(56,076)	(1,813,615)	(99,807)	(2,913,744)
	53,208	1,692,162	32,831	1,034,456
R5 Class/Shares Authorized	20,000,000		25,000,000
Sold	906	28,812	4,908	139,919
Issued in reinvestment of distributions	3,183	103,556	564	17,033
Redeemed	(2,842)	(95,054)	(8,406)	(252,753)
	1,247	37,314	(2,934)	(95,801)
R6 Class/Shares Authorized	80,000,000		80,000,000
Sold	1,564,838	50,200,024	4,628,409	135,557,972
Issued in reinvestment of distributions	1,121,327	36,448,646	193,905	5,901,206
Redeemed	(1,797,189)	(59,158,759)	(3,313,914)	(100,926,615)
	888,976	27,489,911	1,508,400	40,532,563
Net increase (decrease)	1,723,320	$54,687,283	(40,205)	$(4,925,195)

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6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$976,749,848	—	—
Short-Term Investments	47,068	$3,283,491	—
	$976,796,916	$3,283,491	—

7. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

The fund concentrates its investments in a narrow segment of the total market. Because of this, the fund is subject to certain additional risks as compared to investing in a more diversified portfolio of investments. The fund may be subject to certain risks similar to those associated with direct investment in real estate including but not limited to: local or regional economic conditions, changes in zoning laws, changes in property values, property tax increases, overbuilding, increased competition, environmental contamination, natural disasters, and interest rate risk.

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

16

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$815,049,640
Gross tax appreciation of investments	$176,527,255
Gross tax depreciation of investments	(11,496,488)
Net tax appreciation (depreciation) of investments	$165,030,767

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.
17

Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data											Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Tax Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2022(3)	$34.39	0.13	0.26	0.39	(0.22)	(3.39)	—	(3.61)	$31.17	0.74%	1.15%(4)	0.78%(4)	64%	$402,330
2021	$24.39	0.33	10.16	10.49	(0.49)	—	—	(0.49)	$34.39	43.35%	1.15%	1.09%	127%	$416,961
2020	$33.09	0.37	(6.53)	(6.16)	(0.38)	(1.95)	(0.21)	(2.54)	$24.39	(19.76)%	1.16%	1.35%	129%	$318,437
2019	$27.08	0.48	7.24	7.72	(0.58)	(1.13)	—	(1.71)	$33.09	30.15%	1.16%	1.66%	93%	$565,826
2018	$28.71	0.51	(0.18)	0.33	(0.71)	(1.25)	—	(1.96)	$27.08	1.11%	1.15%	1.88%	148%	$586,906
2017	$30.69	0.64	0.35	0.99	(0.36)	(2.61)	—	(2.97)	$28.71	3.47%	1.15%	2.21%	145%	$695,132
I Class
2022(3)	$34.50	0.16	0.27	0.43	(0.26)	(3.39)	—	(3.65)	$31.28	0.84%	0.95%(4)	0.98%(4)	64%	$172,484
2021	$24.47	0.39	10.19	10.58	(0.55)	—	—	(0.55)	$34.50	43.61%	0.95%	1.29%	127%	$192,535
2020	$33.18	0.41	(6.52)	(6.11)	(0.42)	(1.95)	(0.23)	(2.60)	$24.47	(19.59)%	0.96%	1.55%	129%	$144,369
2019	$27.16	0.54	7.25	7.79	(0.64)	(1.13)	—	(1.77)	$33.18	30.39%	0.96%	1.86%	93%	$160,058
2018	$28.79	0.57	(0.19)	0.38	(0.76)	(1.25)	—	(2.01)	$27.16	1.34%	0.95%	2.08%	148%	$118,458
2017	$30.77	0.69	0.36	1.05	(0.42)	(2.61)	—	(3.03)	$28.79	3.67%	0.95%	2.41%	145%	$166,938

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data											Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Tax Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Y Class
2022(3)	$34.50	0.19	0.26	0.45	(0.28)	(3.39)	—	(3.67)	$31.28	0.94%	0.80%(4)	1.13%(4)	64%	$355
2021	$24.46	0.44	10.20	10.64	(0.60)	—	—	(0.60)	$34.50	43.84%	0.80%	1.44%	127%	$442
2020	$33.18	0.46	(6.54)	(6.08)	(0.44)	(1.95)	(0.25)	(2.64)	$24.46	(19.50)%	0.81%	1.70%	129%	$311
2019	$27.15	0.59	7.25	7.84	(0.68)	(1.13)	—	(1.81)	$33.18	30.59%	0.81%	2.01%	93%	$417
2018	$28.78	0.62	(0.20)	0.42	(0.80)	(1.25)	—	(2.05)	$27.15	1.50%	0.80%	2.23%	148%	$357
2017(5)	$28.68	0.27	(0.12)	0.15	(0.05)	—	—	(0.05)	$28.78	0.54%	0.80%(4)	1.70%(4)	145%(6)	$5
A Class
2022(3)	$34.34	0.09	0.26	0.35	(0.18)	(3.39)	—	(3.57)	$31.12	0.64%	1.40%(4)	0.53%(4)	64%	$34,304
2021	$24.35	0.26	10.15	10.41	(0.42)	—	—	(0.42)	$34.34	42.98%	1.40%	0.84%	127%	$35,997
2020	$33.04	0.29	(6.51)	(6.22)	(0.34)	(1.95)	(0.18)	(2.47)	$24.35	(19.96)%	1.41%	1.10%	129%	$32,180
2019	$27.05	0.41	7.22	7.63	(0.51)	(1.13)	—	(1.64)	$33.04	29.78%	1.41%	1.41%	93%	$52,719
2018	$28.68	0.45	(0.19)	0.26	(0.64)	(1.25)	—	(1.89)	$27.05	0.86%	1.40%	1.63%	148%	$50,619
2017	$30.70	0.59	0.33	0.92	(0.33)	(2.61)	—	(2.94)	$28.68	3.23%	1.40%	1.96%	145%	$79,060
C Class
2022(3)	$33.30	(0.04)	0.26	0.22	(0.05)	(3.39)	—	(3.44)	$30.08	0.23%	2.15%(4)	(0.22)%(4)	64%	$2,388
2021	$23.62	0.03	9.84	9.87	(0.19)	—	—	(0.19)	$33.30	41.93%	2.15%	0.09%	127%	$2,360
2020	$32.12	0.09	(6.32)	(6.23)	(0.23)	(1.95)	(0.09)	(2.27)	$23.62	(20.56)%	2.16%	0.35%	129%	$2,883
2019	$26.33	0.19	7.02	7.21	(0.29)	(1.13)	—	(1.42)	$32.12	28.84%	2.16%	0.66%	93%	$5,908
2018	$27.99	0.24	(0.19)	0.05	(0.46)	(1.25)	—	(1.71)	$26.33	0.11%	2.15%	0.88%	148%	$6,519
2017	$30.18	0.37	0.32	0.69	(0.27)	(2.61)	—	(2.88)	$27.99	2.46%	2.15%	1.21%	145%	$10,025

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data											Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Tax Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2022(3)	$34.05	0.04	0.26	0.30	(0.14)	(3.39)	—	(3.53)	$30.82	0.49%	1.65%(4)	0.28%(4)	64%	$12,897
2021	$24.15	0.18	10.06	10.24	(0.34)	—	—	(0.34)	$34.05	42.60%	1.65%	0.59%	127%	$12,434
2020	$32.78	0.23	(6.46)	(6.23)	(0.30)	(1.95)	(0.15)	(2.40)	$24.15	(20.16)%	1.66%	0.85%	129%	$8,026
2019	$26.85	0.33	7.17	7.50	(0.44)	(1.13)	—	(1.57)	$32.78	29.49%	1.66%	1.16%	93%	$10,448
2018	$28.48	0.38	(0.19)	0.19	(0.57)	(1.25)	—	(1.82)	$26.85	0.61%	1.65%	1.38%	148%	$7,989
2017	$30.55	0.55	0.30	0.85	(0.31)	(2.61)	—	(2.92)	$28.48	3.00%	1.65%	1.71%	145%	$11,445
R5 Class
2022(3)	$34.50	0.16	0.27	0.43	(0.26)	(3.39)	—	(3.65)	$31.28	0.84%	0.95%(4)	0.98%(4)	64%	$950
2021	$24.47	0.39	10.19	10.58	(0.55)	—	—	(0.55)	$34.50	43.61%	0.95%	1.29%	127%	$1,004
2020	$33.19	0.41	(6.53)	(6.12)	(0.42)	(1.95)	(0.23)	(2.60)	$24.47	(19.59)%	0.96%	1.55%	129%	$784
2019	$27.16	0.53	7.27	7.80	(0.64)	(1.13)	—	(1.77)	$33.19	30.39%	0.96%	1.86%	93%	$7
2018	$28.79	0.56	(0.18)	0.38	(0.76)	(1.25)	—	(2.01)	$27.16	1.31%	0.95%	2.08%	148%	$5
2017(5)	$28.69	0.25	(0.11)	0.14	(0.04)	—	—	(0.04)	$28.79	0.47%	0.95%(4)	1.55%(4)	145%(6)	$5
R6 Class
2022(3)	$34.49	0.18	0.27	0.45	(0.28)	(3.39)	—	(3.67)	$31.27	0.91%	0.80%(4)	1.13%(4)	64%	$354,311
2021	$24.46	0.43	10.20	10.63	(0.60)	—	—	(0.60)	$34.49	43.84%	0.80%	1.44%	127%	$360,180
2020	$33.18	0.46	(6.54)	(6.08)	(0.44)	(1.95)	(0.25)	(2.64)	$24.46	(19.48)%	0.81%	1.70%	129%	$218,505
2019	$27.15	0.58	7.26	7.84	(0.68)	(1.13)	—	(1.81)	$33.18	30.60%	0.81%	2.01%	93%	$253,059
2018	$28.78	0.61	(0.19)	0.42	(0.80)	(1.25)	—	(2.05)	$27.15	1.46%	0.80%	2.23%	148%	$208,351
2017	$30.76	0.72	0.37	1.09	(0.46)	(2.61)	—	(3.07)	$28.78	3.86%	0.80%	2.56%	145%	$173,431

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended April 30, 2022 (unaudited).
(4)Annualized.
(5)April 10, 2017 (commencement of sale) through October 31, 2017.
(6)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended October 31, 2017.

See Notes to Financial Statements.

Liquidity Risk Management Program

The Fund has adopted a liquidity risk management program (the “program”). The Fund’s Board of Directors (the "Board") has designated American Century Investment Management, Inc. (“ACIM”) as the administrator of the program. Personnel of ACIM or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by the Program Administrator, including members of ACIM’s Investment Oversight Committee who are members of the ACIM’s Investment Management and Global Analytics departments.

Under the program, ACIM manages the Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of the Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. ACIM’s process of determining the degree of liquidity of certain Fund’s investments is supported by a third-party liquidity assessment vendor.

The Board reviewed a report prepared by ACIM regarding the operation and effectiveness of the program for the period January 1, 2021 through December 31, 2021. No significant liquidity events impacting the Fund were noted in the report. In addition, ACIM provided its assessment that the program had been effective in managing the Fund’s liquidity risk.

22

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These portfolio holdings are available on the fund's website at americancentury.com and, upon request, by calling 1-800-345-2021. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov.

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Capital Portfolios, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2022 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92367 2206

(b) None.

ITEM 2. CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semiannual report filings.

ITEM 6. INVESTMENTS.

(a) The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Not applicable for semiannual report filings.

(a)(2) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Capital Portfolios, Inc.

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President

Date:	June 23, 2022

    Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President
(principal executive officer)

Date:	June 23, 2022

By:	/s/ R. Wes Campbell
	Name:	R. Wes Campbell
	Title:	Treasurer and
Chief Financial Officer
(principal financial officer)

Date:	June 23, 2022